Subsequent events to December 31, 2017	12 Months Ended
Dec. 31, 2017
Subsequent events to December 31, 2017
Subsequent events to December 31, 2017

Note 33 – Subsequent events to December 31, 2017

a)Decisions issued by the shareholders of Telecom Argentina at the General Ordinary Shareholders’ Meeting

On January 31, 2018, the shareholders of Telecom Argentina held a General Ordinary Shareholders’ Meeting at which they approved the changes in the composition of the Board of Directors and the delegation of the powers vested on the Board of Directors to decide on the total or partial reversal of the “Voluntary reserve for future dividends payments” of Telecom Argentina as of December 31, 2017 and the distribution of the amount of cash dividends under said reversal in the amounts and on the dates to be established by the Board of Directors.

b)Reversal of the Reserve for future cash dividends and distribution of dividends

On January 31, 2018, the Board of Directors of Telecom Argentina approved:

1.

Pursuant to the powers delegated by the shareholders at the General Ordinary Shareholders’ Meeting mentioned in item a) above, the reversal of $9,729,418,019 Argentine pesos of the “Voluntary reserve for future dividends payments” of Telecom Argentina as of December 31, 2017, and its distribution as cash dividends in two installments: i) $2,863,000,000 Argentine pesos on February 15, 2018 and ii) $6,866,418,019 Argentine pesos on April 30, 2018, being the Board empowered to make such payment on an earlier date if it deems it convenient in the future. Later, the Board of Directors approved on March 7, 2018 the anticipation of the availability for March 27, 2018 or in a previous date that the President of the Company may decide.

2.

The distribution of $5,640,728,444 Argentine pesos as interim cash dividends under the provisions of Section 224, 2nd paragraph of the General Associations Law, corresponding to the net profit (liquid and realized) of the period ranging from January 1, 2017 to September 30, 2017 as it arises from the special-purpose unconsolidated financial statements of Telecom Argentina as of September 30, 2017, which were settled on February 15, 2018; and

3.

The distribution of $4,502,777,155 Argentine pesos as distribution of interim cash dividends under the provisions of Section 224, 2nd paragraph of the General Associations Law, corresponding to the net profit (liquid and realized) of the period ranging from January 1, 2017 to September 30, 2017 as it arises from the special-purpose unconsolidated financial statements of Cablevisión S.A.-absorbed by Telecom Argentina- as of September 30, 2017, which were settled on February 15, 2018.

On February 15, 2018, the Company paid dividends for a total of $13,006,505,599 Argentine pesos (equivalent to $6.04 dividends per outstanding share), corresponding to the above-mentioned distributions.

c)Payment by Telecom of the dividends declared by Cablevisión S.A.

On January 8, 2018, Telecom Argentina, as surviving company of Cablevisión S.A. paid the dividends declared by Cablevisión S.A. on December 18, 2017 for $4,077,790,056 Argentine pesos.

d)Syndicated Loan

At its meeting held on January 31, 2018, the Board of Directors of Telecom Argentina approved the execution of a syndicated loan agreement with several banks for up to a total of US$ 1,000 million which will accrue compensatory interest at an annual rate equal to LIBOR for each period of interest accrual plus an applicable margin (ranging from 1.25 to 2.25 percentage points), payable on a quarterly or semi-annual basis at the choice of Telecom Argentina. The term shall be of 12 months and principal shall be repaid in full at maturity. The funds from the loan will be used by Telecom Argentina for increasing its working capital in Argentina, investing in physical assets in Argentina and for other corporate purposes. In case Telecom subsequently applies for a loan or issues debt for a term of 3 years for more than US$ 500 million, the day after it receives the funds it shall repay in full the syndicated Loan.

On February 2, 2018, Telecom Argentina notified its intention to request a disbursement under the loan for US$ 650 million, which was received on February 9, 2018.